SHELTON EMERGING MARKETS FUND

Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2022

Security Description	Shares	Value
Common Stock (96.72%)

Brazil (12.76%)
Banco Bradesco SA	173,360	$637,965
Itausa SA	583,100	1,054,244
Petroleo Brasileiro SA	48,000	296,223
Sendas Distribuidora SA	209,800	682,773
Total Brazil		2,671,205

China (16.72%)
Alibaba Group Holding Ltd*	61,100	606,745
BeiGene Ltd*	600	80,892
CIFI Ever Sunshine Services Group Ltd	190,300	70,790
CMOC Group Ltd	945,000	369,589
Fuyao Glass Industry Group Co Ltd	33,200	134,074
Haier Smart Home Co Ltd	238,100	729,496
Hygeia Healthcare Holdings Co Ltd*	24,000	135,598
Kingsoft Corp Ltd	46,000	122,476
Kuaishou Technology*	43,000	279,101
Li Auto Inc*	4,000	92,040
NetEase Inc	14,000	211,346
Ping An Insurance Group Co of China Ltd	28,600	142,824
Xinyi Solar Holdings Ltd	354,383	375,165
XPeng Inc*	4,800	57,360
Yadea Group Holdings Ltd	56,000	89,889
Total China		3,497,385

Hong Kong (5.05%)
ASMPT Ltd	62,800	382,416
Shenzhen International Holdings Ltd	883,500	675,315
Total Hong Kong		1,057,731

India (7.75%)
HDFC Bank Ltd#	13,795	805,904
Infosys Ltd#	48,148	817,072
Total India		1,622,976

Indonesia (6.54%)
Adaro Energy Indonesia Tbk PT	877,800	228,270
Astra International Tbk PT	496,900	216,178
Bank Rakyat Indonesia Persero Tbk PT	782,175	230,626
Indofood CBP Sukses Makmur Tbk PT	854,000	485,100
Sarana Menara Nusantara Tbk PT	2,566,200	208,120
Total Indonesia		1,368,294

Mexico (7.21%)
Kimberly-Clark de Mexico SAB de CV	565,900	751,967
Regional SAB de CV	134,300	757,044
Total Mexico		1,509,011

South Africa (1.44%)
Gold Fields Ltd	37,000	301,435

South Korea (14.75%)
CJ CheilJedang Corp	600	171,026
Dentium Co Ltd	9,500	550,146
Doosan Bobcat Inc	5,100	100,805
F&F Co Ltd / New	1,800	171,650
Hyundai Motor Co	2,700	330,504
Samsung Electronics Co Ltd	24,612	906,378
Samsung Fire & Marine Insurance Co Ltd	2,000	255,221
Samsung SDI Co Ltd	1,142	432,441
SK Innovation Co Ltd*	1,700	169,188
Total South Korea		3,087,359

Taiwan (13.30%)
Accton Technology Corp	86,300	738,615
Chailease Holding Co Ltd	5,510	31,583
MediaTek Inc	28,700	496,677
Sporton International Inc	28,450	210,880
Taiwan Semiconductor Manufacturing Co Ltd	98,500	1,305,536
Total Taiwan		2,783,291

Thailand (4.97%)
Bangkok Bank PCL(a)	191,800	691,623
Charoen Pokphand Foods PCL	528,000	348,708
Total Thailand		1,040,331

Turkey (5.42%)
BIM Birlesik Magazalar AS	181,400	1,134,693

Uruguay (0.81%)
MercadoLibre Inc*,#	205	169,695

Total Common Stock (Cost $19,856,936)		20,243,406

Collateral Received for Securites on Loan (2.52%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 3.21% (Cost $528,083)		528,083

Total Investments (Cost $20,385,019) (99.24%)		$20,771,489
Other Net Assets (0.76%)		157,860
Net Assets (100.00%)		$20,929,349

*	Non-income producing security.

#	Loaned security; a portion of this security is on loan at September 30, 2022. The aggregate amount of securities on loan at September 30, 2022 is $518,857.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 3.30% of net assets. The total value of the fair value security is $691,623.